Janus Henderson International Dividend Fund Investment Strategy - Class D Shares [Member] - Janus Henderson International Dividend Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of dividend-producing equity securities.Derivative instruments that provide investment exposure to investments in the Fund’s 80% investment policy, or to one or more of the market risk factors associated with such investments, may be counted toward compliance with the Fund’s 80% investment policy. Equity securities represent shares of ownership, or the right to acquire an ownership interest, in a company. Dividend-producing equity securities are common and preferred stocks that currently pay, or have a historical record of paying, dividends. The Fund generally invests in a core group of 40-60 equity securities, including common stocks, preferred stocks, depositary receipts, and other equity-related securities. The Fund primarily invests in equity securities of companies that are economically tied to countries outside of the United States, including investments in emerging markets. A security is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) more than 50% of the issuer’s revenues are derived from one or more countries outside of the United States; or (iii) more than 50% of the issuer’s assets are located in one or more countries outside of the United States. The Fund’s investments may be in non-U.S. currency or U.S. dollar-denominated. In selecting investments for the Fund, portfolio management seeks to identify equity securities of companies with attractive long-term business prospects that generate profits and produce attractive levels of dividend income. Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, portfolio management believes that focusing on dividend-producing equity securities will tend to lead to investments in mid-to-large capitalization “value” stocks (stocks of well-established, undervalued companies that portfolio management believes offer the potential for income and long-term capital appreciation). Portfolio management may, however, invest in smaller and less seasoned issuers and in stocks that are considered “growth” stocks. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a risk of significant deterioration in the company’s fundamentals, there is a change in business strategy or issuer-specific business outlook that affects the original investment case, or if a superior investment opportunity arises. The Fund will also consider selling a security if, in portfolio management’s opinion, the company’s business model no longer meets the investment criteria employed in managing the Fund. The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests or to hedge portfolio risk. In particular, the Fund may invest in derivatives such as forward foreign currency contracts to offset risks associated with currency exposure.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.